Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 85,884	$ 46,009
Total costs of revenue	37,945	23,862
Gross profit	47,939	22,147
Operating expenses:
Research and development	17,710	17,195
Selling, general, and administrative	41,791	35,350
Total operating expenses	59,501	52,545
Income (loss) from operations	(11,562)	(30,398)
Other income (expense):
Interest income	19	229
Interest expense	(1,501)	(1,482)
Other expense, net	(900)	(244)
Total other expense	(2,382)	(1,497)
Income (loss) before provision for income taxes	(13,944)	(31,895)
Provision for income taxes	77	65
Net income (loss)	$ (14,021)	$ (31,960)
Net income (loss) per share, basic and diluted
Basic ($ per share)	$ (0.43)	$ (1.03)
Weighted-average shares used in per share calculation, basic and diluted
Basic (shares)	32,841	31,108
Other comprehensive income, net of tax:
Foreign currency translation gain (loss)	$ 99	$ 101
Comprehensive income (loss)	(13,922)	(31,859)
Subscription
Total revenue	41,558	24,528
Total costs of revenue	11,445	7,592
License
Total revenue	3,500	0
Total costs of revenue	69	0
Services
Total revenue	7,702	2,869
Total costs of revenue	6,131	2,394
Product
Total revenue	33,124	18,612
Total costs of revenue	$ 20,300	$ 13,876